OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER EXPENSES
Schedule of other expenses

in € thousand	2023	2022	2021
Foreign currency losses	(2,388)	(2,399)	(2,942)
Other taxes	(166)	(122)	(776)
Disposal of assets	—	(231)	(154)
Miscellaneous other items	(65)	(236)	(908)
Total other expenses	(2,620)	(2,988)	(4,779)